Federal Home Loan Bank Advances and Federal Reserve Borrowings	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances and Federal Reserve Borrowings [Abstract]
Federal Home Loan Bank Advances and Federal Reserve Borrowings

NOTE 11 Federal Home Loan Bank Advances and Federal Reserve Borrowings

Fixed and variable rate Federal Home Loan Bank advances and Federal Reserve borrowings consisted of the following at December 31:

(Dollars in thousands)	2011		2010
Year of Maturity	Amount	Rate	Amount	Rate
2011			$52,500	4.00%
2013	70,000	4.77	70,000	4.77

	70,000	4.77	122,500	4.44
Lines of Credit – Federal Reserve/Federal Home Loan Bank	0	0.00	0	0.00

	$70,000	4.77	$122,500	4.44

All of the outstanding advances at December 31, 2011 have quarterly call provisions which allow the FHLB to request that the advance be paid back or refinanced at the rates then being offered by the FHLB. At December 31, 2011, the advances from the FHLB were collateralized by the Bank’s FHLB stock and mortgage loans and investments with a borrowing capacity of approximately $146.9 million. The Bank has the ability to draw additional borrowings of $75.9 million from the FHLB, based upon the mortgage loans and securities that are currently pledged, subject to approval from the FHLB and a requirement to purchase additional FHLB stock. The Bank also has the ability to draw additional borrowings of $60.0 million from the Federal Reserve Bank, based upon the loans that are currently pledged with them, subject to approval from the FRB.